Shareholders' Equity	6 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 12 – SHAREHOLDERS’ EQUITY

Ordinary shares

On August 5, 2022, Haoxi’s shareholders approved a Memorandum and Articles of Association, pursuant to which 6,000,000(Pre-consolidation 150,000,000) shares were authorized as Class A ordinary shares and 2,000,000(Pre-consolidation 50,000,000) shares were authorized as Class B ordinary shares with a par value of $0.0025(Pre-consolidation $0.0001) per share (each are hereinafter referred to as “Class A Ordinary Shares” and “Class B Ordinary Shares”, respectively). Holders of Class A Ordinary Shares are entitled to one vote per share and holders of Class B Ordinary Shares are entitled to 10 votes per share. Haoxi issued 690,800(Pre-consolidation 17,270,000) Class B Ordinary Shares to Mr. Fan Zhen and 309,200(Pre-consolidation 7,730,000) Class A Ordinary Shares to Mr. Lei Xu and four other shareholders on August 5, 2022. On November 28, 2022, the Company issued 179,200 (Pre-consolidation 4,480,000) Class A Ordinary Shares to an investor.

The Company completed an IPO on NASDAQ on January 26, 2024, offering 96,000(Pre-consolidation 2,400,000) Class A Ordinary Shares. On March 8, 2024, EF Hutton LLC, the lead underwriter of the IPO, exercised its overallotment option to purchase an additional 14,400(Pre-consolidation 360,000) shares of the Company’s Class A Ordinary Shares at $4.00 per share. The closing date for the sale of the overallotment shares was March 8, 2024.

On September 20, 2024, the Company issued 4,000,000 units to the public at a price of $3.00 per unit. The gross proceeds of the offering, before deducting underwriting fees and other related expenses, was $12,000,000.

Each unit in such offering included: (1) one Class A Ordinary Share (or one pre-funded warrant to purchase one Class A Ordinary Share), (2) one Series A warrant, and (3) one Series B warrant. The pre-funded warrants may be exercised into Class A Ordinary Shares at the price of $0.0001 per share. For the Series A warrants, after issuance, one warrant can be exercised at $3.00 per Class A Ordinary Share initially, and, on the 16th calendar day after the closing date, each Series A warrant has the option of five Class A Ordinary shares, and the exercise price is adjusted to $0.60. For Series B warrant, the option is four Class A Ordinary shares with an exercise price of $0.0001. The number of issuable shares for Series B warrants depends on the exercise status of pre-funded warrants, and the maximum number of issuable shares is determined by a calculation formula. The validity period of the warrant is 5 years.

Due to the impact of the stock reverse split on January 14, 2025, the number of shares to be exchanged in the company’s above-mentioned issued portfolio needs to be reduced at a ratio of 25 to 1. That is, the number of shares issued is 160,000(Pre-consolidation 4,000,000), and the specific number of shares for the warrant exercise is detailed in the following instructions.

On November 27, 2024, the Holders exchanged a total of 159,920 Series A warrants (3,998,000 before the split) by signing a stock exchange agreement., and the Company issued 799,600(Pre-consolidation 19,990,000) Class A ordinary shares on the same day.

In October, 2024, the Holders exercised an aggregate of 139,890(Pre-consolidation 3,497,241 ) Series B warrants through an alternative cashless exercise option, and the Company issued 559,559(Pre-consolidation 13,988,964) Class A ordinary shares in October, 2024.

On October 30, 2024, the Company issued 13,636(Pre-consolidation 340,910) restricted shares to the IR institution Outside the Box Capital Inc. as compensation.

On January 14, 2025, the Company effected a reverse stock split at a ratio of 25-to-1. All the shares and share price in the accompanying consolidated financial statements and notes have been retrospectively adjusted to reflect the effect of the reverse stock split.

On September 16, 2025, the holders exercised a total of 20,000 Series B warrants through alternative cashless exercise, and the company issued 79,842 Class A common shares in September 2025.

On October 13, 2025, the Company entered into a purchase agreement with investors, agreeing to sell a total of 5,217,391 shares of the Company’s Class A common stock, with a par value of $0.0025 per share, and the total purchase price is approximately $1.2 million.

On November 26, 2025, the Company issued 6.25 million shares of Class A common stock with a par value of US$0.0025 per share. The total gross proceeds from this issuance amounted to $5.0 million.

On December 26, 2025, the holder exchanged a total of 45,000,000 Class A shares by executing a share exchange agreement.

Warrants (“The Warrant”)

Accordingly at initial recognition, the Company classifies such warrants as liabilities at their fair value.

The movement of warrants is as follows:

	As of December 31, 2025
	Valuation	Series A		Series B
	US$	Share	Valuation	Share	Valuation
Balance as of June 30, 2025	$104,433	80	32	20,109	104,401
Issuance(a)	—	—	—	—	—
Exercise(b)	103,828	—	—	20,000	103,019
Fair value changes(c)	—	—	—	—	—
Balance as of December 31, 2025	$1,414	80	32	109	1,382

	As of June 30, 2025
	Valuation	Series A		Series B
	US$	Share	Valuation	Share	Valuation
Balance at beginning of the year	$—	—	—	—	—
Issuance(a)	10,559,739	160,000	4,122,940	160,000	6,436,799
Exercise(b)	3,693,843	159,920	918,183	139,891	3,693,843
Fair value changes(c)	(6,761,463)	—	(3,204,725)	—	(3,556,738)
Balance at end of the year	$104,433	80	32	20,109	104,401

(a)	On September 20, 2024, the Company issued 160,000 (Pre-consolidation 4,000,000) units to public, and each unit in such offering included one Class A Ordinary Share, one Series A warrant and one Series B warrant. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the warrants at the date of issuance was $10,559,739.

(b)

On November 27, 2024, the holder exchanged a total of 159,920 Series A warrants (3,998,000 before the split) by signing a stock exchange agreement. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series A warrants at the date of exchange was $918,183.

In October, 2024, the Holders exercised an aggregate of 139,890 (Pre-consolidation 3,497,241 ) Series B warrants through an alternative cashless exercise option. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series B warrants at the date of exercise was $3,693,843.

On September 16, 2025, the holders exercised a total of 20,000 Series B warrants through alternative cashless exercise, and the company issued 79,842 Class A common shares in September 2025.

(c)	The number of remaining unexercised Series A warrants and Series B warrants is 80 and 109 respectively. The fair value of these warrants as of December 31, 2025 is $1,414. The total gain from changes in the fair value of warrants for the six months ended December 31, 2025 is $nil.

The fair value of the warrant liabilities was estimated using Binomial Tree Model. Inherent in these valuations are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical and implied volatilities of selected peer companies as well as its own that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

	As of December 31,	As of June 30,	As of November 27,	As of October 7,	As of September 20,
	2025	2025	2024	2024	2024
Volatility	64.7%	64.7%	64.6%	63.5%	63.0%
Stock price	1.3	1.3	0.21	0.29	0.58
Expected life of the warrants to convert	4.2	4.2	4.81	4.95	5
Risk free rate	3.7%	3.7%	4.1%	3.9%	3.5%
Dividend yield	0%	0%	0%	0%	0%

Statuary Reserve

In accordance with the Regulations on Enterprises of PRC, WFOE and Haoxi BJ in the PRC are required to provide statutory reserves, appropriated from net profit as reported in the Company’s PRC statutory accounts. They are required to allocate 10% of their after-tax profits to fund statutory reserves until such reserves reach 50% of their respective registered capital. These reserve funds, however, may not be distributed as cash dividends. As of December 31, 2025 and June 30, 2025, the statutory reserves of WFOE and Haoxi BJ have no retained earnings and, thus, are not required to appropriate statutory reserves. As of December 31, 2025 and June 30, 2025, the balances of the statutory reserves were $nil and nil, respectively.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by Haoxi BJ, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the CFS prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

Foreign exchange and other regulations in the PRC may further restrict the Company’s subsidiaries from transferring funds to the Company in the form of dividends, loans and advances. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC subsidiaries as determined pursuant to PRC generally accepted accounting principles. As of December 31, 2025 and June 30, 2025, restricted net assets of the Company’s PRC subsidiaries were $955,366 and $755,505, respectively.